Document And Entity Information	3 Months Ended
	Mar. 31, 2013	Apr. 25, 2013
Document Type	S-4
Amendment Flag	true
Amendment Description	Update of financial information
Document Period End Date	Mar. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Entity Registrant Name	CLEAR CHANNEL COMMUNICATIONS INC
Entity Central Index Key	0000739708
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		500,000,000